Other financial assets - Schedule of Movement in Provision for Impairment of Other Financial Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets that are either past due or impaired [abstract]
At 1 January	$ (22)	$ (28)
Disposals	4	6
At 31 December	$ (18)	$ (22)